Unsecured Convertible Loan Notes and Derivative Financial Instruments	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about financial instruments [abstract]
Unsecured Convertible Loan Notes and Derivative Financial Instruments

Note 22 Unsecured Convertible Loan notes and Derivative Financial Instruments

On June 21, 2023, the Company issued 45,221,586 convertible loan notes, with a face value of AUD$1.00 per note, a coupon rate of 4%, and a maturity date of June 7, 2028, for proceeds of $30 million to LGES. The notes have a conversion price of AUD$1.60 per ordinary share. The convertible notes will mandatorily convert into ordinary shares upon acceptance of the first purchase order under the purchase agreement with LGES, although LGES may elect to convert some or all the notes prior to such time. No interest would be payable on the notes in these circumstances.

The convertible notes may be redeemed or converted (at the election of LGES) on the maturity date, in which case interest is payable in cash (in respect of a redemption) or "in-kind" (in the case of conversion). The conversion option with LGES is accounted for as a derivative instrument.

As the Company does not have the right to defer settlement of the liability, adoption of the amendments to IAS 1 resulted in the Company updating its accounting policy for the classification of convertible notes as indicated in Note 1 - Summary of Material Accounting Policy Information. This new policy is applied retrospectively and resulted in a change in the classification of convertible notes and associated derivative financial instruments from non-current to current. The effects of the adoption of IAS 1 in the balance sheet as of December 31, 2023, as previously reported, are detailed in the table below:

(in U.S. dollars)	As presented		Reclassified
	December 31,	Reclassification	December 31,
	2023		2023
Current liabilities
Borrowings	1,341,689	28,554,210	29,895,899
Derivative Financial Instruments	—	866,278	866,278
Total current liabilities	$1,341,689	$29,420,488	$30,762,177

Non-current liabilities
Borrowings	63,220,501	(28,554,210)	34,666,291
Derivative Financial Instruments	866,278	(866,278)	—
Total non-current liabilities	$64,086,779	$(29,420,488)	$34,666,291

The effect of the adoption of the amendments to IAS 1 have no impact on the consolidated statement of profit and loss and other income, or net assets of the Company as previously reported.

The convertible notes are presented in the consolidated balance sheet as follows:

Borrowings (current liabilities)
(in U.S. dollars)
	December 31,	December 31,
	2024	2023
Opening balance	$28,554,210	—
Initial recognition	—	27,640,052
Costs of issue of convertible notes	—	(43,614)
Interest expense*	1,806,365	957,772
Balance at December 31, 2024	$30,360,575	$28,554,210

* Interest expense, for the year ended December 31, 2024, is calculated by applying the effective interest rate of 6.564% to the liability component.

Derivative Financial Instruments (current liabilities)
(in U.S. dollars)	December 31,	December 31,
	2024	2023
Opening balance	$866,278	—
Initial Recognition	—	2,359,948
Costs of issue of convertible notes	—	(3,724)
Fair value loss (gain)	4,536,546	(1,525,320)
Effect of foreign currency movements	(34,200)	35,374
Balance at December 31, 2024	$5,368,624	$866,278

The fair value of the conversion option (derivative financial liability) was determined using Monte Carlo Simulation methodology. The derivative financial liability is carried at fair value at each reporting date, with gains or losses being recognized in the consolidated statement of profit or loss and other comprehensive income. The remainder of the proceeds were allocated to borrowings with the liability recognized at amortized cost until extinguished on conversion or maturity of the notes. Interest is applied using the effective interest rate.

Fair Value Hierarchy

The derivative financial liability is classified as a Level 3 fair value in the fair value hierarchy as one or more of the significant inputs is not based on observable market data.

The valuation model is highly sensitive to the probability weights applied to the timing of the placement of the purchase order, which is a significant unobservable input. In the event the purchase order is placed before maturity date of the notes, the interest rate would become zero-coupon and, the fair value of the derivative would decrease by $0.9 million.